U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

June 17, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
Securities Act Registration No.: 333-172080
Investment Company Act Registration No.: 811-22525
Muhlenkamp Fund (S000046566)

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, Muhlenkamp Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A. The purpose of the proxy statement is a request for shareholders to consider and approve investment advisory agreements between Muhlenkamp & Company, Inc. (the “Adviser”) and the Trust, on behalf of the Fund.

If you have any questions or require further information, do not hesitate to contact me at 341-444-8827 or jason.venner@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Jason M. Venner

Jason M. Venner
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP